                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                      811-4611


Exact Name of registrant as specified in charter:        Aberdeen Asia-Pacific Income Fund, Inc.


Address of principal executive offices:                  Gateway Centre 3,
                                                         100 Mulberry Street,
                                                         Newark, New Jersey 07102


Name and address of agent for service:                   Mr Beverly Hendry,
                                                         300 S.E. 2nd Street, Suite #820,
                                                         Fort Lauderdale,
                                                         Florida 33301


Registrant's telephone number, including area code:      973-367-1495


Date of fiscal year end:                                 10/31/03


Date of reporting period:                                04/30/03
</Table

Item 1 -- Reports to Stockholders

                                   (LOGO)
                                  Aberdeen
                             Asia-Pacific Income
                                  Fund, Inc.

         (GRAPHIC)
Invests primarily in Australian
   and Asian debt securities.


                             Semi-Annual Report
                               April 30, 2003

Letter to Shareholders

                                                June 13, 2003
Dear Shareholder,
We present this Semi-Annual Report which covers the activities of Aberdeen Asia-Pacific Income
Fund, Inc. (the "Fund") for the six months ended April 30, 2003. The Fund's investment objective is to seek current income. The Fund may also achieve incidental capital appreciation.

Net Asset Value Performance: 8.9% Per Annum Return Since Inception The Fund's net asset value ("NAV") return was 16.3% for the six months ended April 30, 2003 and 8.9% per annum since inception, assuming reinvestment of distributions.

Share Price Performance
The Fund's share price rose 20.9% over the six months, from $4.25 on October 31, 2002 to $5.14 on April 30, 2003. The Fund's share price on
April 30, 2003 represented a discount of 8.9% to the NAV per share of $5.64. This represents a narrowing of the discount to NAV of 16.0% on October 31, 2002.

Asia: 38.2% of Total Investments invested in Asian Debt Securities As of April 30, 2003, the Fund held 38.2% of its total investments in Asian debt securities
(excluding New Zealand). Of the Fund's total investments, 26.9% were held in Asian Yankee bonds, bringing the Fund's total U.S. dollar exposure to 31.1%.

Credit Quality: 76.1% of  Total Investments Rated or
Deemed Equivalent to A or Better
The Fund's total investments have maintained a high credit quality. As of April 30, 2003, 76.1% of the portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by the Investment Manager to be of equivalent quality.

Distributions
Distributions to common shareholders for the 12 months ended April 30, 2003 totaled 42 cents per share. Based on the share price of $5.14 on April 30, 2003, the cash distribution rate over the 12 months then ended was 8.2%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S.
investors who are able to claim a tax  credit.
On June 16, 2003 the Board of Directors
declared a monthly distribution of 3.5 cents per share payable on July 11, 2003 to all shareholders of record as of June 30, 2003.

The Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.
It is the Board's intention that the monthly distribution of 3.5 cents per share be maintained for 12 months, beginning with the July 2003 distribution payment. This policy is subject to regular review at the Board's quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2003.

                                  Aberdeen Asia-Pacific Income Fund, Inc. 1

Buy-Back Program
On March 19, 2001 the Fund announced the approval of a share buy-back program.
Purchases of shares under this program
commenced on June 6, 2001 and, as of the date of this report, 2,723,300 shares have been repurchased.

Results of Annual Meeting of Shareholders
At the Annual Meeting of Shareholders held on Tuesday, April 15, 2003, as adjourned and reconvened on May 6, 2003 (the "Annual
Meeting"), Messrs. David L. Elsum, Peter J.
O'Connell, William J. Potter and Martin J.
Gilbert were elected by the holders of the Fund's common stock as Class III Directors to serve for a three-year term expiring at the 2006 Annual Meeting of Shareholders. Mr. John
T. Sheehy and Dr. Anton E. Schrafl were elected by the holders of the Fund's preferred stock for a one-year term expiring at the 2004 Annual
Meeting of Shareholders. Shareholders also approved the amendment and restatement of the Fund's charter. The amendments have the effect of changing the terms of the Fund's nine series of Auction Market Preferred Stock.

In an effort to provide more timely information to shareholders, the market review and outlook will now be published separately.

For information about the Fund, including a
market review and outlook, weekly updates of
share price, NAV and details of distributions,
please contact Aberdeen Asset Management,
Investor Relations, by:

- calling toll free on 1-800-522-5465 in the United States,
- emailing InvestorRelations@aberdeen-asset.com, or
- visiting the website at www.aberdeen-asset.us.

For information about the Aberdeen Group, visit the Aberdeen Website at www.aberdeen-asset.com.

Sincerely,

Martin Gilbert
Chairman

    All amounts are U.S. dollars unless otherwise stated.

2 Aberdeen Asia-Pacific Income Fund, Inc.

Your Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund's fiscal year, October 31. However, under the U.S.
Investment Company Act of 1940, the Fund is required to indicate the source of each distribution to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2002, including the distribution paid on June 13, 2003, are comprised of 70% net investment income and 30% return of paid-in capital.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

The amount attributed as a return of capital reflects, in part, the realization of currency losses in the Fund's Australian bond portfolio as a result of positioning the Fund's investments more toward Asia. Fund assets are marked to market, therefore the realization of such currency losses does not impact the Fund's net asset value. However these losses do offset distributable income, therefore increasing the return of capital component of the distribution.

In January 2004, a Form 1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.
                           Aberdeen Asia-Pacific Income Fund, Inc. 3

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund's
Dividend Reinvestment and Cash Purchase Plan
("the Plan") which allows you to automatically re-invest your distributions in shares of the Fund's common stock at favorable commission rates. Distributions made under the Plan are taxed to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per month. Under this arrangement, EquiServe Trust Company N.A. (the
"Plan Agent") will purchase shares for you on the stock exchange or otherwise on the open market on or about the 15th of each month, unless shares of the Fund are trading at a premium, in which case the Fund will issue additional shares.

As a Participant in the Plan, you will have the convenience of:
Automatic reinvestment - the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs - shares purchased on your behalf under the Plan will be at reduced brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience - the Plan Agent will hold your shares in non-certificated form and will provide a detailed record of your holdings at the end of each distribution period.

To request a brochure containing information on the Plan, together with an authorization form, please contact the Plan Agent, EquiServe Trust
Company N.A., P.O. Box 43011, Providence, RI
02940-3011 or toll free on 1-800-451-6788.

4 Aberdeen Asia-Pacific Income Fund, Inc.

               Report of the Investment Manager

Share Price Performance
On April 30, 2003 the Fund's share price was
$5.14, which represented a discount of 8.9% to the NAV of $5.64. At the date of this report, the share price was $5.69 representing a discount of 8.4% to the NAV of $6.21.

                  (GRAPH)

Auction Market Preferred Stock (AMPS)
The Fund's $600 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 1.51% over the six months ended April 30, 2003, compared with an interest rate of 1.27% for 30-day U.S.
commercial paper over the same period. These rates declined over the period as U.S. yields, particularly at the short end of the curve, continued to rally. The rates paid to preferred shareholders have decreased further since April 30, 2003 to a level of 1.24% as of the date of this report.
                                Aberdeen Asia-Pacific Income Fund, Inc. 5

Over the past year, the impact of AMPS on the Fund has been positive, as the Australian dollar strengthened against the U.S. dollar and key Asian currencies followed a similar trend.
The differential between AMPS funding rates and the yields at which the Fund invests has remained positive as U.S. interest rates have remained at historic lows, while bond movements detracted slightly as ongoing geopolitical risks provided a volatile environment for global bond yields.

On September 16, 2002 the Fund entered into a two-year interest rate swap agreement in order to hedge one-third of the Fund's outstanding issues of AMPS. Under the original terms of the agreement the Fund received a floating rate of interest (one month USD-LIBOR BBA rate) based on a notional amount of US$200,000,000 and paid interest at a fixed rate of 2.46%.
The fixed rate was re-priced to 2.10% on October 1, 2002, to 1.7175% on December 24,
2002 and then to 1.37% on February 18, 2003.

The Board of Directors has resolved to amend the Fund's policies with respect to derivatives to increase the percentage of the Fund's AMPS liabilities which may be hedged pursuant to interest rate swaps from one-third to up to 100% of the AMPS liabilities. A significant type of risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund's interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Pricing Committee of the Board of Directors.

PORTFOLIO COMPOSITION

Quality of Investments
As of April 30, 2003, 76.1% of the Fund's total investments were invested in securities where either the issue or the issuer was rated A or better by Standard & Poor's Corporation or
Moody's Investors Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The following table shows the ratings of securities held by the Fund as of April 30, 2003, compared with the previous six and twelve months:

                    AAA/Aaa   AA/Aa    A   BBB/Baa   BB/Ba*   B*    CCC*
Date                   %        %      %      %        %       %     %
April 30, 2003       50.5      7.3   18.3    11.4     9.3     3.2   0.0
October 31, 2002     46.7     11.5   12.9    16.7     9.7     2.4   0.1
April 30, 2002       49.3     13.6   10.3    17.6     6.8     2.4   0.0
* Below investment grade

6 Aberdeen Asia-Pacific Income Fund, Inc.

Geographic Composition
The table below shows the geographical
composition (i.e. with Yankees allocated into country of issuance) of the Fund's total investments as of April 30, 2003, compared with the previous six and twelve months:

                                  Asia
                  Australia   (including NZ)   United States
Date                  %             %                %
April 30, 2003      57.1          38.7              4.2
October 31, 2002    56.3          42.8              0.9
April 30, 2002      58.7          40.2              1.1

                                (GRAPH)

                                 Aberdeen Asia-Pacific Income Fund, Inc. 7

Currency Composition
The table below shows the currency composition
of the Fund's total investments as of April 30,
2003, compared with the previous six and twelve
months:
                   Australian     Asian Currencies
                     Dollar     (including NZ dollar)   US Dollar*  Euro
Date                    %                %                  %        %
April 30, 2003        57.1             11.3               31.1      0.5
October 31, 2002      56.3             14.4               29.1      0.2
April 30, 2002        58.7             14.1               27.0      0.2
* Includes Asian Yankee Bonds: 26.9% on April 30, 2003, 26.4% on
October 31, 2002, 25.9% on April 30, 2002.

Maturity Composition
On April 30, 2003 the duration of the portfolio was 4.4 years, compared with 4.5 years on October 31, 2002. The following table shows the maturity composition of the Fund's portfolio as of April 30, 2003, compared with the previous six and twelve months:

                  Under 3 Years  3 to 5 Years  5 to 10 Years  10 Years & Over
Date                    %             %              %                 %
April 30, 2003        22.8          24.0           38.6               14.6
October 31, 2002      24.7          21.6           38.1               15.6
April 30, 2002        27.4          18.3           43.2               11.1

8 Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (concluded)

Sectoral Composition
The following shows the sectoral composition of
the portfolio as of April 30, 2003:
                                                            US Dollar and
                            Domestic Currency Bonds           Euro Bonds
                                           Asia             United States
                                        (Including             (Cash/
                            Australia  New Zealand)   Yankees   Bonds)  Euros
                                %           %            %        %       %
Government*                   20.9         8.0          7.8      0.0     0.2
Semi Government**             20.8         1.8          6.0      0.0     0.0
Government Bank                0.0         0.0          0.0      0.0     0.0
Utility                        4.2         0.0          3.8      0.0     0.0
Supranational                  2.3         0.0          0.0      0.0     0.0
Bank/Finance Company***        8.9         1.3          6.3      4.2     0.3
Corporate                      0.0         0.2          3.0      0.0     0.0
* Includes government guaranteed debt.
** Includes state government guaranteed banks.
*** Includes cash held by the Fund's custodian and repurchase agreements.

                                 (GRAPH)

                            Aberdeen Asia-Pacific Income Fund, Inc. 9

Summary of Key Market Rates

The following table summarizes the movements of key interest rates and currencies over the last six and twelve month periods:

                                 April 30     October 31        April 30
                                   2003          2002             2002
Australia
90 day bank bills                  4.81%         4.88%            4.63%
10 year bonds                      5.28%         5.57%            6.08%
Australian Dollar           $      0.63   $      0.56      $      0.54

New Zealand
90 day bank bills                  5.52%         5.91%            5.73%
10 year bonds                      5.90%         6.32%            6.72%
NZ Dollar                   $      0.56   $      0.49      $      0.45

South Korea
90 day T-bills                     4.36%          4.78%           4.53%
10 year bonds                      4.92%          5.99%           7.23%
South Korean Won*           W   1215.00   W    1218.50     W   1294.05

Thailand
90 day deposits                    1.50%          1.75%           2.00%
10 year bonds                      3.42%          3.79%           5.62%
Thai Baht*                  B     42.87   B       43.28    B     43.26

Philippines
90 day T-bills                     7.66%           5.80%          4.72%
10 year bonds                     12.55%          12.65%         13.38%
Philippine Peso*            P     52.48   P       53.13    P     50.63

Malaysia
90 day T-bills                     2.79%           2.71%          2.73%
10 year bonds                      3.68%           3.79%          4.70%
Malaysia Ringgit*           R      3.80   R        3.80    R      3.80

Singapore
90 day T-bills                     0.55%           0.95%          0.78%
10 year bonds                      2.10%           3.04%          3.91%
Singapore Dollar*          S$      1.78   S$       1.77    S$     1.81

US$ Yankee Bonds**
South Korea                        3.86%           4.10%          5.52%
Malaysia                           4.13%           4.97%          6.18%
Philippines                        7.06%           7.71%          7.79%
Hong Kong                          3.79%           4.46%          5.93%
* These currencies are quoted Asian currency per U.S. dollar. The Australian and New Zealand dollars are quoted U.S. dollars per currency. ** Sovereign issues.

Aberdeen Asset Managers (C.I.) Limited
June 2003

10 Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)
April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--117.7%
AUSTRALIA--71.6%
Government and Semi-Government--49.0%
Commonwealth of Australia--26.6%
A$
                     Australia Postal Corporation
        22,000       6.00%, 3/25/09                       --            AAA           $   14,133,651
                     Commonwealth Bank of
                      Australia
        12,000       5.25%, 12/1/04                       Aaa           AAA                7,568,906
         8,000       6.00%, 9/1/05                        Aaa           AAA                5,139,620
        20,000       6.75%, 12/1/07                       Aaa           AAA               13,386,834
         4,000       6.25%, 2/10/09                       Aaa           A+                 2,524,695
        10,000       6.25%, 9/1/09                        Aaa           AAA                6,596,801
                     Commonwealth of Australia
        40,000       9.00%, 9/15/04                       Aaa           AAA               26,455,865
        18,450       7.50%, 7/15/05                       Aaa           AAA               12,232,671
        10,000       10.00%, 2/15/06                      Aaa           AAA                7,115,157
         5,500       6.75%, 11/15/06                      Aaa           AAA                3,662,439
         7,500       10.00%, 10/15/07                     Aaa           AAA                5,643,003
        72,000       8.75%, 8/15/08                       Aaa           AAA               52,850,556
       117,000       7.50%, 9/15/09                       Aaa           AAA               82,658,893
        87,000       5.75%, 6/15/11                       Aaa           AAA               56,306,379
       147,000       6.50%, 5/15/13                       Aaa           AAA              100,411,481
                                                                                      --------------
                                                                                         396,686,951
                                                                                      --------------
New South Wales--5.8%
                     New South Wales Treasury
                      Corporation
        54,000       12.60%, 5/1/06                       Aaa           AAA               40,990,919
        12,000       8.00%, 3/1/08                        --            AAA                8,436,602
        35,000       7.00%, 12/1/10                       Aaa           AAA               24,171,912
        20,000       6.00%, 5/1/12                        Aaa           AAA               13,036,026
                                                                                      --------------
                                                                                          86,635,459
                                                                                      --------------
Northern Territory--0.8%
                     Northern Territory Treasury
         8,000       6.50%, 7/15/05                       --            --                 5,131,513
        10,000       5.75%, 9/14/07                       --            --                 6,463,208
                                                                                      --------------
                                                                                          11,594,721
                                                                                      --------------
Queensland--4.5%
                     Queensland Treasury
                      Corporation
        20,000       6.50%, 6/14/05                       Aaa           AAA               12,964,150
        15,200       6.00%, 7/14/09                       Aaa           AAA                9,914,273
        40,000       6.00%, 6/14/11                       Aaa           AAA               26,105,707
        10,000       6.00%, 10/14/15                      Aaa           AAA                6,516,472
        17,000       6.00%, 6/14/21                       Aaa           AAA               11,145,821
                                                                                      --------------
                                                                                          66,646,423
                                                                                      --------------

See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 11

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
South Australia--2.5%
A$
                     South Australian Financing
                      Authority
        55,000       7.50%, 10/15/07                      --            AA+           $   37,775,696
                                                                                      --------------
Tasmania--0.5%
                     Tasmanian Public Finance
                      Corporation
        10,000       9.00%, 11/15/04                      --            AAA                6,639,758
                                                                                      --------------
Victoria--4.3%
                     Treasury Corporation of
                      Victoria
        10,000       6.00%, 11/15/06                      Aaa           AAA                6,484,373
        20,500       10.25%, 11/15/06                     Aaa           AAA               15,049,600
        25,000       7.50%, 8/15/08                       Aaa           AAA               17,361,348
        40,000       5.50%, 9/15/10                       Aaa           AAA               25,334,541
                                                                                      --------------
                                                                                          64,229,862
                                                                                      --------------
Western Australia--4.0%
                     Western Australia Treasury
                      Corporation
        26,000       8.00%, 10/15/07                      Aaa           AAA               18,185,604
        50,000       7.50%, 10/15/09                      Aaa           AAA               35,111,894
        10,000       7.00%, 4/15/11                       Aaa           AAA                6,909,470
                                                                                      --------------
                                                                                          60,206,968
                                                                                      --------------
                     Total Australian government and
                      semi-government
                      (cost $669,773,230)                                                730,415,838
                                                                                      --------------
Eurobonds--15.5%
Banking and Finance--7.7%
                     ANZ Banking Corporation
        10,000       6.75%, 3/22/12                       Aa3           A+                 6,509,631
                     Bank Austria AG
        11,278       10.875%, 11/17/04                    Aa3           --                 7,611,959
                     BHP Finance Limited
        15,000       6.25%, 8/15/08                       A2            A                  9,604,913
                     Commonwealth Bank of
                      Australia
        10,000       9.00%, 8/15/05                       Aaa           AAA                6,807,910
                     Dexia Municipal Agency
        15,000       6.00%, 10/15/07                      Aaa           AAA                9,705,097
                     Federal National Mortgage
                      Association Global
        52,065       6.375%, 8/15/07                      Aaa           AAA               34,246,583
                     GE Capital Australia Limited
        10,000       6.25%, 4/15/05                       Aaa           AAA                6,424,931
        10,000       6.75%, 9/15/07                       Aaa           AAA                6,571,404

12 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
A$
                     Jem Bonds Limited
        10,000       9.00%, 7/15/06                       Aaa           AAA           $    6,964,484
                     KFW International Finance
         5,513       9.125%, 7/26/05                      Aaa           AAA                3,752,444
                     Landwirtschaft Rentenbank
        10,000       6.00%, 9/15/09                       Aaa           AAA                6,485,703
                     Principal Finance Global Fund
        16,650       7.00%, 7/15/05                       --            AA                10,790,820
                                                                                      --------------
                                                                                         115,475,879
                                                                                      --------------
Semi-Government and Local Government--4.7%
                     New South Wales Treasury
                      Corporation
         7,000       10.50%, 12/7/04                      Aaa           AAA                4,748,991
         7,000       9.25%, 6/20/06                       Aaa           AAA                4,761,784
        40,000       8.00%, 3/1/08                        Aaa           AAA               28,133,390
                     Northern Territory Treasury
         5,000       10.03%, 8/9/05                       Aa2           --                 3,476,992
                     Queensland Treasury
                      Corporation
        20,000       12.00%, 6/15/05                      Aaa           AAA               14,357,626
        20,000       8.00%, 9/14/07                       Aaa           AAA               13,983,171
                                                                                      --------------
                                                                                          69,461,954
                                                                                      --------------
Supranational Global--3.1%
                     EFIC
         2,000       11.00%, 12/29/04                     Aaa           AAA                1,369,397
                     Eurofima
         8,170       9.875%, 1/17/07                      Aaa           AAA                5,940,501
        30,000       6.50%, 8/22/11                       Aaa           AAA               20,069,837
                     European Investment Bank
        19,000       6.00%, 7/15/05                       Aaa           AAA               12,234,539
                     Kingdom of Sweden
         8,287       7.875%, 4/23/07                      Aaa           AA+                5,710,575
                     Quebec Province
         1,500       5.75%, 2/15/06                       A1            A+                   956,634
                                                                                      --------------
                                                                                          46,281,483
                                                                                      --------------
                     Total Australian eurobonds
                      (cost $221,398,770)                                                231,219,316
                                                                                      --------------
Corporate Bonds--7.1%
Banking and Finance--1.4%
                     DSL Bank
        15,000       6.25%, 11/15/06                      Aaa           AAA                9,747,228
                     St. George Bank Limited
         5,000       6.00%, 9/25/12                       A3            A-                 3,127,438
                     Suncorp Metway
         6,500       5.25%, 11/15/06                      A2            A-                 4,063,026

See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 13

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
A$
                     Westpac Banking Corporation
         5,000       7.00%, 8/2/10                        A1            A+            $    3,241,819
                                                                                      --------------
                                                                                          20,179,511
                                                                                      --------------
Floating Rate Notes*--0.0%
                     Crusade Trust
           624       5.115%, 7/10/29                      Aaa           AAA                  390,140
                                                                                      --------------
Services--5.7%
                     Airservices Australia
         5,000       6.50%, 11/15/06                      --            AAA                3,262,353
                     British American Tobacco
                      Corporation
        12,500       6.50%, 11/15/06                      --            AAA                8,086,130
                     GPT Management Limited
        10,000       6.50%, 10/15/07                      --            A+                 6,478,919
                     ING Office Finance
         4,500       6.25%, 8/19/08                       --            AAA                2,794,989
                     Melbourne Airport
         2,000       6.75%, 6/15/08                       Aaa           AAA                1,312,506
                     NRMA Insurance Limited
        13,000       6.35%, 11/27/12                      --            AA-                8,237,097
                     Snowy Hydro Limited
        10,000       5.75%, 2/25/10                       Aaa           AAA                6,194,635
                     Southern Cross Airports
                      Company Limited
        15,500       6.02%, 10/11/07                      Aaa           AAA                9,819,360
                     Telstra Corporation
         7,000       8.00%, 9/15/04                       Aa3           AA-                4,554,640
        30,000       12.00%, 5/15/06                      Aa3           AA+               22,286,629
        10,000       7.25%, 11/15/12                      Aa3           AA-                6,746,401
         2,000       8.75%, 1/15/20                       Aa3           AA+                1,550,689
                     Wesfarmers Limited
         6,000       6.25%, 8/27/07                       --            A-                 3,851,085
                                                                                      --------------
                                                                                          85,175,433
                                                                                      --------------
                     Total Australian corporate bonds
                      (cost $97,469,850)                                                 105,745,084
                                                                                      --------------
                     Total Australian long-term investments
                      (cost $988,641,850)                                              1,067,380,238
                                                                                      --------------
EUROPEAN COMMUNITY--0.6%
Government Bonds--0.3%
EUR
                     Republic of Philippines
         3,800       9.125%, 2/22/10
                      (cost $3,990,234)                   Ba1           BB                 4,352,123
                                                                                      --------------

14 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
Corporate Bonds--0.3%
EUR
                     Oversea - Chinese Banking
                      Corporation
         4,000       7.25%, 9/6/11
                      (cost $3,544,981)                   A1            BBB+          $    5,111,282
                                                                                      --------------
                     Total European Community long-term
                      investments
                      (cost $7,535,215)                                                    9,463,405
                                                                                      --------------
JAPAN--0.3%
Government Bonds--0.3%
JPY
                     Inchon Metropolitan City
       500,000       3.70%, 4/26/06
                      (cost $4,260,242)                   --            --                 4,495,145
                                                                                      --------------
KOREA--4.9%
Government Bonds--4.9%
KRW
                     Korea Deposit Insurance
                      Fund Bond
     2,000,000       15.00%, 7/3/04                       A3            A+                 1,854,815
                     Korea Treasury Bonds
    19,170,000       7.15%, 4/11/06                       A3            A+                16,956,378
    10,000,000       5.64%, 10/17/06                      A3            A+                 8,535,802
     9,800,000       6.15%, 7/10/07                       A3            A+                 8,587,549
    16,674,000       6.91%, 7/18/11                       A3            A+                15,688,656
USD
                     South Korea National
                      Debt - Embarc
        12,000       4.991%, 6/30/04                      A3            A+                10,042,800
        10,000       4.796%, 10/9/07(a)                   A3            A+                 8,540,000
         2,900       4.811%, 10/27/07                     A3            A+                 2,476,600
                                                                                      --------------
                     Total Korea long-term investments
                      (cost $66,150,310)                                                  72,682,600
                                                                                      --------------
MALAYSIA--0.5%
Government Bonds--0.3%
MYR
                     Malaysia Government Bonds
         3,000       5.00%, 4/15/05                       A3            A+                   820,956
         3,890       6.844%, 10/1/09                      A3            A+                 1,237,271
         8,500       3.833%, 9/28/11                      A3            A+                 2,302,034
                                                                                      --------------
                     Total Malaysia government bonds
                      (cost $4,030,273)                                                    4,360,261
                                                                                      --------------
Corporate Bonds--0.2%
                     British American Tobacco
                      Corporation
         9,000       7.10%, 11/2/04                       --            --                 2,500,816

See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 15

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
MYR
                     YTL Corporation Berhad
         5,000       8.50%, 6/29/04                       --            --            $    1,392,105
                                                                                      --------------
                     Total Malaysia corporate bonds
                      (cost $3,897,916)                                                    3,892,921
                                                                                      --------------
                     Total Malaysia long-term investments
                      (cost $7,928,189)                                                    8,253,182
                                                                                      --------------
PHILIPPINES--0.9%
Government Bonds--0.7%
PHP
                     Philippine Government Bonds
       372,800       18.00%, 11/26/08                     Baa3          BBB+               8,876,936
        95,000       13.00%, 4/25/12                      Baa3          BBB+               1,877,893
                                                                                      --------------
                     Total Philippines government bonds
                      (cost $11,003,981)                                                  10,754,829
                                                                                      --------------
Corporate Bonds--0.2%
USD
                     Merrill Lynch & Co.,
                      Incorporated
         2,700       12.50%, 9/17/12
                      (cost $2,660,184)                   --            --                 2,382,750
                                                                                      --------------
                     Total Philippines long-term investments
                      (cost $13,664,165)                                                  13,137,579
                                                                                      --------------
SINGAPORE--0.8%
Government Bonds--0.6%
SGD
                     Singapore Government Bonds
         2,000       4.00%, 2/1/05                        Aaa           AAA                1,189,028
        11,522       4.625%, 7/1/10                       Aaa           AAA                7,668,788
                                                                                      --------------
                     Total Singapore government bonds
                      (cost $7,715,091)                                                    8,857,816
                                                                                      --------------
Corporate Bonds--0.2%
                     Oversea - Chinese Banking
                      Corporation
           850       5.00%, 9/6/11                        A1            BBB+                 535,965
                     Pacific Life Funding LLC
         3,250       3.61%, 4/16/07                       Aa3           AA+                1,937,416
                                                                                      --------------
                     Total Singapore corporate bonds
                      (cost $2,421,426)                                                    2,473,381
                                                                                      --------------
                     Total Singapore long-term investments
                      (cost $10,136,517)                                                  11,331,197
                                                                                      --------------
THAILAND--1.1%
Government Bonds--1.1%
THB
                     Thailand Government Bonds
        60,000       6.25%, 6/15/04                       Baa1          A-                 1,470,096
        63,100       8.50%, 10/14/05                      Baa1          A-                 1,711,482

16 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
THB
        44,000       8.00%, 12/8/06                       Baa1          A-            $    1,248,637
        68,000       5.60%, 7/7/07                        Baa1          A-                 1,818,984
        85,000       8.50%, 12/8/08                       Baa1          A-                 2,639,521
        30,000       5.375%, 11/30/11                     Baa1          A-                   828,193
       129,000       4.125%, 11/1/12                      Baa1          A-                 3,233,766
        50,000       5.50%, 1/18/17                       Baa1          A-                 1,365,752
        70,000       5.125%, 11/8/22                      Baa1          A-                 1,812,124
                                                                                      --------------
                     Total Thailand long-term investments
                      (cost $14,858,907)                                                  16,128,555
                                                                                      --------------
UNITED STATES--37.0%
Yankee Bonds--37.0%
USD
                     AES China Generating Co.
                      Limited
         5,200       10.125%, 12/15/06                    B1            B+                 5,252,000
                     Bangkok Bank Public Company
         8,500       8.75%, 3/15/07                       Ba2           B+                 9,870,263
        14,000       9.025%, 3/15/29                      Ba2           B+                15,333,668
                     Bangkok Sentral Ng
         4,000       8.60%, 6/15/27                       Ba1           BB                 3,324,000
                     Cable & Wireless Optus
                      Finance
         5,800       8.00%, 6/22/10                       A2            A+                 6,803,536
                     Cho Hung Bank
         5,500       6.95%, 1/7/05                        Baa3          B+                 6,283,750
         1,500       11.875%, 4/1/10                      Baa3          B+                 1,701,193
                     CITIC Ka Wah Bank
         8,200       7.625%, 7/5/11                       Baa3          --                 8,951,419
         6,850       9.125%, 5/30/12                      Baa3          --                 7,596,650
                     CLP Power HK Finance
         2,500       6.25%, 5/8/12                        A3            A+                 2,774,202
                     CNOOC Finance Limited
         4,875       6.375%, 3/8/12                       Baa1          BBB                5,455,466
                     Development Bank of Singapore
        11,500       7.657%, 3/15/11                      A1            --                13,241,187
         5,000       7.125%, 5/15/11                      Aa3           A-                 5,760,000
                     Flextronics International Limited
         2,500       9.875%, 7/1/10                       Ba2           BB-                2,800,000
                     Freeport McMoran Copper &
                      Gold
         5,250       10.125%, 2/1/10                      B2            B-                 5,512,500
                     Globe Telecom Incorporated
         9,000       13.00%, 8/1/09                       Ba3           BB                10,516,500
         4,750       9.75%, 4/15/12                       Ba3           BBB+               4,999,375
                     Hana Funding Limited
         4,600       8.748%, 12/17/12                     --            BB+                4,818,500
                     Hanvit Bank
         4,000       11.75%, 3/1/10                       Baa3          --                 4,480,000
         3,500       12.75%, 3/1/10                       Baa3          --                 3,985,625

See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 17

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
USD
                     Hutchison Whampoa
                      International Limited
         6,000       7.00%, 2/16/11                       A3            AAA           $    6,482,754
         6,900       6.50%, 2/13/13                       A3            AAA                7,019,681
                     Hysan Limited
         4,000       7.00%, 2/1/12                        Baa1          BBB+               4,370,587
                     Hyundai Motor Co. Limited
         2,000       7.33%, 12/12/05                      Ba2           BB+                2,173,570
                     Industrial Bank of Korea
         3,900       4.375%, 12/4/07                      A3            BBB+               3,910,717
                     Industrial Finance Corporation
         1,000       7.375%, 1/14/07                      Ba1           BB+                1,106,051
                     Jardine Strategic Finance
                      Limited
         3,500       6.375%, 11/8/11                      Baa1          BBB+               3,684,655
                     Kia Motors Corporation
         4,000       9.375%, 7/11/06                      Ba3           BBB+               4,520,000
                     Kingdom of Thailand
         2,700       7.07%, 9/30/13                       Baa3          BBB-               2,783,937
                     Kookmin Bank
         2,400       4.625%, 12/10/07                     A3            BBB+               2,426,920
                     Korea Development Bank
         3,000       5.25%, 11/16/06                      A3            A-                 3,145,500
                     Korea Electric Power
                      Corporation
         9,000       7.75%, 4/1/13                        A3            A-                10,697,013
        10,000       7.00%, 2/1/27                        A3            A-                10,946,540
                     Korea First Bank
         6,000       5.75%, 3/10/13                       Ba1           BBB+               5,892,042
                     Korea Hydro & Nuclear Power
         2,750       4.25%, 1/29/08                       A3            A-                 2,721,083
                     Kowloon Canton Ry
                      Corporation
        16,500       8.00%, 3/15/10                       A3            A+                20,280,117
                     Kumgang Korea Chemical Co.
                      Limited
         3,500       7.625%, 6/20/08                      Baa3          BBB                3,952,520
                     LG Caltex Oil Corporation
         5,000       7.50%, 7/15/07                       Baa2          BBB-               5,614,750
         3,000       7.75%, 7/25/11                       Baa2          BBB-               3,513,900
                     Malayan Banking Berhad
         6,400       6.125%, 7/6/12                       Baa1          BBB-               6,786,289
                     Malaysia (Sovereign)
         5,000       8.75%, 6/1/09                        Baa1          BBB+               6,189,000
         9,590       7.50%, 7/15/11                       Baa1          BBB+              11,249,070

18 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
USD
                     MEI Euro Finance Limited
         5,600       10.00%, 3/19/07                      --            B+            $    5,628,000
                     Metropolitan Bank & Trust
                      Company
         2,400       8.50%, 11/20/12                      Ba1           --                 2,376,000
                     National Power Corporation
         7,000       8.40%, 12/15/16                      Ba1           BB                 6,512,912
                     Oversea - Chinese Banking
                      Corporation
        13,000       7.75%, 9/6/11                        A1            BBB+              15,435,660
                     PCCW-HKTC Capital Limited
        10,400       7.75%, 11/15/11                      Baa1          BBB+              11,157,159
                     People's Republic of China
        10,000       9.00%, 1/15/96                       A3            BBB               10,881,680
                     Petroliam Nasional Berhad
        19,000       7.75%, 8/15/15                       Baa1          BBB+              21,925,735
                     Petronas Capital Limited
         6,800       7.00%, 5/22/12                       Baa1          BBB+               7,548,000
         4,000       7.875%, 5/22/22                      Baa1          BBB+               4,380,000
                     Philippine Long Distance
                      Telecom
           800       9.875%, 8/1/05                       Ba3           BBB+                 849,200
         2,000       10.625%, 5/15/07                     Ba3           BB                 2,030,000
         1,000       11.375%, 5/15/12                     Ba3           BB                 1,008,925
         1,000       8.35%, 3/6/17                        Ba3           BBB+                 702,500
                     Pohang Iron & Steel
                      Corporation
         4,000       7.125%, 11/1/06                      Baa2          BBB+               4,452,347
                     PT Bank Mandiri Cayman
         1,600       10.625%, 8/2/12                      B3            CCC                1,728,000
                     PT Bank Negara Indonesia
         1,500       10.00%, 11/15/12                     B3            CCC                1,608,750
                     PTT Exploration & Production
         6,500       7.625%, 10/1/06                      Baa3          BBB-               7,288,125
                     Quezon Power (Philippines)
                      Limited
         5,308       8.86%, 6/15/17                       B2            B-                 4,080,141
                     Reliance Industries Limited
         7,250       10.25%, 1/15/97                      Ba2           BBB+               7,016,978
                     Republic of Philippines
         3,000       7.50%, 9/11/07                       Ba1           BB                 3,065,625
        27,750       8.375%, 3/12/09                      Ba1           BB                28,582,500
        11,250       9.875%, 3/16/10                      Ba1           BB                12,417,188
        14,100       9.375%, 1/18/17                      Ba1           BB                14,628,750
         2,000       6.50%, 12/1/17                       Ba1           BB                 1,908,738
        23,950       9.875%, 1/15/19                      Ba1           BB                24,908,000
         3,500       9.50%, 10/21/24                      Ba1           BB                 3,860,325
         9,936       10.625%, 3/16/25                     Ba1           BB                10,730,880

See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 19

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
USD
                     Republic of South Korea
        14,500       8.875%, 4/15/08                      A3            A-            $   17,744,375
                     Singapore Telecom
         2,600       6.375%, 12/1/11                      A1            AA-                2,853,500
                     SK Corporation
         2,000       7.50%, 5/31/06                       Ba2           BBB-               2,220,534
                     SM Investors Corporation
         4,400       8.00%, 10/16/07                      --            --                 4,433,000
                     Telekom Malaysia
         3,000       7.875%, 8/1/25                       Baa3          BBB+               3,197,880
                     Tenaga Nasional Berhad
         7,750       7.625%, 4/1/11                       Baa3          BBB+               8,801,494
         5,000       7.50%, 11/1/25                       Baa3          BBB                4,898,500
        14,000       7.50%, 1/15/96                       Baa3          BBB                8,978,200
                     Thai Farmers Bank PLC
         4,700       8.25%, 8/21/16                       Ba2           B+                 5,099,500
                     Total Access Communication
                      Public
         7,150       8.375%, 11/4/06                      B1            BBB+               7,465,315
                     URC Philippines
         3,800       9.00%, 2/6/08                        Ba3           BB                 3,788,125
                     Woori Bank
         3,500       3.625%, 10/10/05                     Baa2          BBB-               3,530,092
         3,500       4.50%, 10/10/07                      Baa2          BBB-               3,483,786
                                                                                      --------------
                     Total United States long-term
                      investments
                      (cost $490,500,731)                                                552,132,949
                                                                                      --------------
                     Total long-term investments
                      (cost $1,603,676,126)                                            1,755,004,850
                                                                                      --------------
SHORT-TERM INVESTMENTS--20.1%
AUSTRALIA--7.1%
Government and Semi-Government--3.8%
Commonwealth of Australia--2.2%
A$
                     Commonwealth Bank of Australia
         5,000       6.00%, 8/1/03                        Aaa           AAA                3,136,825
         2,800       7.625%, 8/5/03                       Aa3           AA-                1,763,192
                     Commonwealth of Australia
        45,000       9.50%, 8/15/03                       Aaa           AAA               28,543,851
                                                                                      --------------
                                                                                          33,443,868
                                                                                      --------------
Victoria--1.6%
                     Treasury Corporation of
                      Victoria
        36,000       12.50%, 10/15/03                     Aaa           AAA               23,309,573
                                                                                      --------------
                     Total Australian government and
                      semi-government
                      (cost $70,037,295)                                                  56,753,441
                                                                                      --------------

20 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
Eurobonds--1.9%
Banking and Finance--1.9%
A$
                     GE Capital Australia Limited
        45,000       6.25%, 8/15/03
                      (cost $24,056,080)                  Aaa           AAA           $   28,255,625
                                                                                      --------------
Corporate Bonds--0.1%
Services--0.1%
                     Telstra Corporation
         2,000       7.80%, 7/17/03
                      (cost $1,507,920)                   Aa3           AA+                1,258,770
                                                                                      --------------
Demand Deposits--1.3%
                     Banque National de Paris
                      Demand Deposit
        32,200       4.50%, 5/1/03
                      (cost $19,500,641)                  Aaa           AAA               20,142,566
                                                                                      --------------
                     Total Australian short-term investments
                      (cost $115,101,936)                                                106,410,402
                                                                                      --------------
KOREA--7.0%
Government Bonds--5.5%
KRW
                     Korea Deposit Insurance
                      Fund Bond
    10,000,000       9.99%, 10/23/03                      A3            A+                 8,447,737
    19,000,000       8.72%, 3/12/04                       A3            A+                16,336,872
                     Korea Monetary Stabilization
                      Bond
    10,000,000       Zero Coupon, 7/31/03                 A3            A+                 8,142,387
                     Korea Treasury Bonds
    10,000,000       7.70%, 8/16/03                       A3            A+                 8,313,580
    10,000,000       5.07%, 10/8/03                       A3            A+                 8,247,737
USD
                     South Korea National Debt -
                      Embarc
         5,500       7.70%, 8/18/03(b)                    A3            A+                 4,621,650
        30,000       6.448%, 8/19/03                      A3            A+                25,209,000
         3,500       4.924%, 3/2/04                       A3            A+                 2,929,150
                                                                                      --------------
                     Total Korea government bonds
                      (cost $82,751,577)                                                  82,248,113
                                                                                      --------------
Corporate Bonds--1.5%
                     Hongkong & Shanghai Banking
                      Corporation
         6,250       Zero Coupon, 7/15/03                 --            --                 6,203,166
        16,500       Zero Coupon, 7/24/03                 --            --                16,341,618
                                                                                      --------------
                     Total Korea corporate bonds
                      (cost $22,540,098)                                                  22,544,784
                                                                                      --------------
                     Total Korea short-term investments
                      (cost $105,291,675)                                                104,792,897
                                                                                      --------------

See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 21

Portfolio of Investments (unaudited) (concluded)
April 30, 2003

Principal
Amount
Local
Currency**                                                Moody's       S&P               Value
(000)                Description                          Rating        Rating            (US$)
----------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.0%
Demand Deposits--0.0%
NZD
                     New Zealand Call Deposit
           492       4.50%, 5/1/03
                      (cost $210,392)                     Aaa           AAA           $      275,271
                                                                                      --------------
THAILAND--0.1%
Government Bonds--0.1%
THB
                     Thailand Government Bonds
        34,400       8.25%, 10/14/03
                      (cost $929,742)                     Baa1          A-                   825,630
                                                                                      --------------
UNITED STATES--5.9%
Repurchase Agreement--5.9%
USD
        87,294       State Street Bank & Trust Company
                      1.05% due 5/1/03 in the amount of
                      $87,296,546 (cost $87,294,000;
                      collateralized by United States
                      Treasury Bonds 12.50% due 8/15/14;
                      value including accrued
                      interest-$89,060,700)               Aaa           AAA               87,294,000
                                                                                      --------------
                     Total short-term investments
                      (cost $308,827,745)                                                299,598,200
                                                                                      --------------
                     Total Investments--137.8%
                      (cost $1,912,503,871)                                            2,054,603,050
                     Other assets in excess of liabilities--2.5%                          36,805,578
                     Liquidation value of preferred stock--(40.3%)                      (600,000,000)
                                                                                      --------------
                     Net Assets Applicable to Common Shareholders--100%               $1,491,408,628
                                                                                      --------------
                                                                                      --------------
                     Net asset value per common share ($1,491,408,628 / 264,654,000
                      shares of common stock issued and outstanding)                  $         5.64
                                                                                      --------------
                                                                                      --------------

------------------------------
 * The interest rate reflected for floating rate notes is the rate in effect at April 30, 2003.
** Portfolio Securities are listed in the currency in which they are traded. A$--Australian dollar
EUR--Euro
JPY--Japanese yen
KRW--South Korean won
MYR--Malaysian ringgit
NZD--New Zealand dollar
PHP--Philippine peso
SGD--Singapore dollar
THB--Thailand baht
USD--United States dollar
(a) Value of security is linked to the value of Government of Korea Bank 4.796%, 10/9/07 and the movement of the South Korean won.
(b) Value of security is linked to the value of Government of Korea 7.70%, 8/18/03 and the movement of the South Korean won.
22 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
April 30, 2003

Assets
Investments, at value (cost $1,912,503,871)..................   $2,054,603,050
Foreign currency, at value (cost $7,644,476).................        8,324,271
Cash.........................................................          500,362
Interest receivable..........................................       35,767,896
Receivable for investments sold..............................        4,237,438
Unrealized appreciation on interest rate and currency swaps..          407,784
Unrealized appreciation on forward currency contracts........        1,040,799
Due from broker-variation margin.............................          349,366
Other assets.................................................          297,310
                                                                --------------
    Total assets.............................................    2,105,528,276
                                                                --------------
Liabilities
Dividends payable-common stock...............................        9,262,890
Withholding taxes payable....................................        1,513,706
Payable for investments purchased............................          867,750
Investment management fee payable............................          860,302
Accrued expenses and other liabilities.......................          768,604
Dividends payable-preferred stock............................          607,499
Administration fee payable...................................          165,671
Unrealized depreciation on forward currency contracts........           36,697
Unrealized depreciation on interest rate swaps...............           36,529
                                                                --------------
    Total liabilities........................................       14,119,648
                                                                --------------
Preferred stock ($.01 par value per share and $25,000
  liquidation value per share applicable to 24,000 shares;
  Note 5)....................................................      600,000,000
                                                                --------------
Net Assets Applicable to Common Shareholders.................   $1,491,408,628
                                                                --------------
                                                                --------------
Net assets were composed of:
  Common stock:
    Par value ($.01 per share, applicable to 264,654,000
      shares)................................................   $    2,646,540
    Paid-in capital in excess of par.........................    1,813,855,084
                                                                --------------
                                                                 1,816,501,624
  Accumulated net investment loss............................      (58,037,101)
  Accumulated net realized loss on investments...............      (12,468,372)
  Net unrealized appreciation on investments.................       89,039,666
  Accumulated net realized and unrealized foreign exchange
    losses...................................................     (343,627,189)
                                                                --------------
Net Assets Applicable to Common Shareholders.................   $1,491,408,628
                                                                --------------
                                                                --------------
Net asset value per common share: ($1,491,408,628 / 264,654,000
  shares of common stock issued and outstanding).............            $5.64
                                                                --------------
                                                                --------------
See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 23

Statement of Operations (unaudited)
Six Months Ended April 30, 2003

Net Investment Income
Income
  Interest (net of foreign withholding taxes of
    $2,924,055)............................................      $ 63,389,929
                                                                -------------
Expenses
  Investment management fee................................         5,330,736
  Administration fee.......................................         1,184,488
  Custodian's fees and expenses............................         1,035,000
  Auction agent's fees and broker commissions..............           800,000
  Legal fees and expenses..................................           600,000
  Reports to shareholders..................................           440,000
  Directors' fees and expenses.............................           283,000
  Insurance expense........................................           245,000
  Transfer agent's fees and expenses.......................           215,000
  Rights offering expense..................................           100,000
  Independent auditor's fees and expenses..................            93,000
  Investor relations fees and expenses.....................            90,000
  Miscellaneous............................................            34,016
                                                                -------------
  Total operating expenses.................................        10,450,240
                                                                -------------
Net investment income......................................        52,939,689
                                                                -------------
Realized and Unrealized Gains (Losses) on Investments
and Foreign Currencies
Net realized gain (loss) on:
  Investment transactions..................................        13,369,705
  Interest rate and currency swaps.........................        (1,945,595)
  Financial futures transactions...........................          (416,692)
                                                                -------------
                                                                   11,007,418
                                                                -------------
Net change in unrealized appreciation (depreciation) on:
  Investments..............................................         9,311,928
  Interest rate and currency swaps.........................          (351,902)
  Financial futures contracts..............................          (269,167)
                                                                -------------
                                                                    8,690,859
                                                                -------------
Net gain on investments....................................        19,698,277
                                                                -------------
Net increase in net assets from operations before net
  foreign exchange gains...................................        72,637,966
Net realized and unrealized foreign exchange gains.........       139,051,634
                                                                -------------
Net increase in Net Assets from operations.................       211,689,600
                                                                -------------
Dividends from net investment income to preferred
shareholders...............................................        (4,576,116)
                                                                -------------
Net Increase In Net Assets Applicable to Common
Shareholders Resulting From Operations.....................      $207,113,484
                                                                -------------
                                                                -------------
24 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

Statement of Cash Flows (unaudited)
Six Months Ended April 30, 2003

Increase (Decrease) in Cash (Including Foreign Currency)
Cash flows provided from (used in) operating activities
  Interest received (excluding premium/discount
    amortization of $4,012,776)............................     $   64,831,414
  Expenses paid............................................        (10,980,735)
  Proceeds (purchases) from (of) short-term portfolio
    investments, net.......................................        (34,795,319)
  Purchases of long-term portfolio investments.............       (309,013,915)
  Proceeds from sales of long-term portfolio investments...        346,355,370
  Dividends and distributions paid to preferred
    shareholders...........................................         (4,674,125)
  Gain (loss) on swaps and futures.........................         (2,362,287)
  Other....................................................            239,820
                                                              ------------------
    Net cash provided from operating activities............         49,600,223
                                                              ------------------
Cash flows used for financing activities
  Dividends paid to common shareholders....................        (55,576,017)
                                                              ------------------
Effect of exchange rate on cash............................          1,049,780
                                                              ------------------
Net decrease in cash.......................................         (4,926,014)
  Cash at beginning of period..............................         13,750,647
                                                              ------------------
  Cash at end of period....................................     $    8,824,633
                                                              ------------------
                                                              ------------------
Reconciliation of Cash Provided From
(Used In) Operating Activities
Net increase in net assets applicable to common
  shareholders resulting from operations...................     $  207,113,484
                                                              ------------------
  Decrease (increase) in investments.......................         (1,576,743)
  Net realized loss (gain) on investment transactions......        (11,007,418)
  Net realized and unrealized foreign exchange losses
  (gains)..................................................       (139,051,634)
  Net change in unrealized appreciation/depreciation on
    investments............................................         (8,690,859)
  Decrease (increase) in interest receivable...............         (1,798,554)
  Decrease (increase) in receivable for investments sold...          4,239,600
  Decrease (increase) in variation margin..................            (80,171)
  Net decrease (increase) in other assets..................            239,820
  Increase (decrease) in payable for investments
    purchased..............................................            867,750
  Increase (decrease) in payable for preferred dividends...            (98,009)
  Decrease in accrued expenses and other liabilities.......           (557,043)
                                                              ------------------
    Total adjustments......................................       (157,513,261)
                                                              ------------------
Net cash provided from operating activities................     $   49,600,223
                                                              ------------------
                                                              ------------------

See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 25

Statement of Changes in Net Assets (unaudited)

                                               Six Months               Year
                                                 Ended                 Ended
                                             April 30, 2003       October 31, 2002
                                           ------------------    ------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income.................     $   52,939,689        $  104,672,313
  Net realized gain on investment
    transactions........................         11,007,418             7,539,022
  Net change in unrealized appreciation
    on investments......................          8,690,859             9,617,284
                                           ------------------    ------------------
  Net increase in net assets resulting
    from operations before net foreign
    exchange gains......................         72,637,966           121,828,619
  Net realized and unrealized foreign
    exchange gains......................        139,051,634           113,718,938
                                           ------------------    ------------------
  Net increase in net assets from
    operations..........................        211,689,600           235,547,557
                                           ------------------    ------------------
  Dividends from net investment income
    to preferred shareholders...........         (4,576,116)          (12,375,836)
                                           ------------------    ------------------
Net increase in Net Assets applicable to
  common shareholders resulting from
  operations............................        207,113,484           223,171,721
                                           ------------------    ------------------
Dividends from net investment income to
  common shareholders...................        (55,576,017)          (41,276,180)
Tax return of capital distribution......                 --           (75,370,804)
                                           ------------------    ------------------
Total dividends and distributions to
  common shareholders...................        (55,576,017)         (116,646,984)
                                           ------------------    ------------------
Cost of Fund shares reacquired in
  repurchase program (0 and 2,082,900
  shares, respectively).................                 --            (8,494,873)
                                           ------------------    ------------------
Total increase in net assets applicable
  to common shareholders................        151,537,467            98,029,864
Net Assets Applicable to
  Common Shareholders
Beginning of period.....................      1,339,871,161         1,241,841,297
                                           ------------------    ------------------
End of period...........................     $1,491,408,628        $1,339,871,161
                                           ------------------    ------------------
                                           ------------------    ------------------

26 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc. (the 'Fund') was incorporated in Maryland on March 14, 1986 as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek current income. The Fund may also achieve incidental capital appreciation. The Fund will seek to achieve its investment objective through investment in Australian and Asian debt securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Asia-Pacific Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in Asian debt securities, Australian debt securities and New Zealand debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. There can be no assurance that the Fund will achieve its objectives. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America, using the United States dollar as both the functional and reporting currency.

Security Valuation:
The Fund's Board of Directors has adopted Pricing and Valuation Procedures (the 'Procedures') to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
                                      Aberdeen Asia-Pacific Income Fund, Inc. 27

Securities for which market quotations are not readily available are valued at fair value in good faith using methods set forth in the Procedures.

Repurchase Agreements:
In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:
Australian dollar ('A$'), New Zealand dollar ('NZD') and Asian currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the exchange rates at the end of the reporting periods;

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.
The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at April 30, 2003. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting periods.

Net realized and unrealized foreign exchange gains include realized foreign exchange gains and losses from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated net realized and unrealized foreign exchange gains shown in the composition of net assets at April 30, 2003 represent foreign exchange gains for book purposes that have not yet been recognized for tax purposes.
28 Aberdeen Asia-Pacific Income Fund, Inc.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The exchange rate at April 30, 2003 was US$0.63 to A$1.00 for the Australian dollar.

Securities Transactions and Investment Income:
Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on the accrual basis. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Forward Currency Contracts:
A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or commodities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund periodically, depending on the periodic fluctuations in the value of the underlying security or commodity. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When
                                      Aberdeen Asia-Pacific Income Fund, Inc. 29
the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

Securities Lending:
The Fund's investment policies permit the Fund to lend to banks and broker-dealers, portfolio securities with an aggregate market value of up to 15% of the Fund's total assets when it deems advisable. Pursuant to a securities lending agreement ('Agreement') between the Fund and State Street Bank and Trust Company ('State Street'), any loans made under the Agreement must be secured by collateral (consisting of any combination of cash, U.S. Government securities, irrevocable letters of credit or other high-quality debt securities) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. An amendment to the Agreement provides that the cash collateral may be invested in State Street Navigator Securities Lending Trust, an affiliate of State Street, and proceeds from this investment are divided 70% as to the Fund and 30% as to State Street.

The Agreement also provides that the Fund may terminate the loans at any time and obtain the return of the securities, and that the Fund will continue to receive any interest or dividends obtained on any of the loaned securities and will continue to have voting rights with respect to the securities.

In the event the Fund lends its portfolio securities, the Fund may be exposed to counterparty risk, which may result in the delay in recovery of the loaned securities or possible loss of right in the collateral should the borrower become insolvent. However, under the amendment to the Agreement, State Street will indemnify the Fund in the case of borrower default. No securities were out on loan at April 30, 2003.

Interest Rate and Currency Swaps:
The Fund may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return.
30 Aberdeen Asia-Pacific Income Fund, Inc.

An interest rate and currency swap is an agreement between two parties which involves exchanging principal and fixed rate interest payments (one currency for principal and fixed rate interest payments in another currency in the case of interest rate and currency swap) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of interest payments between the parties.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate and currency swap. However, the Fund does not anticipate non-performance by any counterparty.

Dividends and Distributions:
It is the Fund's current policy to pay dividends from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in Note 6.
Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Taxes:
For federal income and excise tax purposes, the Fund's transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into United States dollars or transactions in New Zealand dollars or Asian country currencies are recognized for tax purposes.
                                      Aberdeen Asia-Pacific Income Fund, Inc. 31

No provision has been made for United States income taxes because it is the Fund's policy to continue to meet the requirements of the United States Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The chart below summarizes the withholding tax rates in effect on interest income at the period end.

                                                Withholding
                            Country              Tax Rate
                     --------------------------------------
                     Australia                       10%
                     Hong Kong                       30
                     Japan                           10
                     Korea                           12
                     Malaysia                        30
                     New Zealand                     10
                     Philippines                     15
                     Singapore                       30
                     Thailand                        15

Cash Flow Information:
The Fund invests in securities and makes distributions to common shareholders from net investment income and net realized gains from investment and currency transactions, and to the extent necessary, from return of paid-in capital. These distributions are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash includes domestic and foreign currency.

Note 2. Agreements
Aberdeen Asset Managers (C.I.) Limited (the 'Investment Manager') serves as investment manager to the Fund and Aberdeen Asset Management Limited (the 'Investment Adviser') serves as investment adviser to the Fund pursuant to a management agreement and an advisory agreement, respectively. The Investment Manager and the Investment Adviser are wholly-owned subsidiaries of Aberdeen Asset Management PLC.

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.
The management agreement provides the Investment Manager with a fee, computed weekly and payable monthly, at the following annual rates: 0.65% of the Fund's average
32 Aberdeen Asia-Pacific Income Fund, Inc.

weekly total net assets of common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1,750 million and 0.45% of such assets in excess of $1,750 million.
The Investment Manager pays fees to the Investment Adviser for its services rendered. The Investment Manager informed the Fund that it paid $2,312,781 to the Investment Adviser during the period ended April 30, 2003.

Prudential Investments LLC (the 'Administrator') serves as administrator to the Fund pursuant to an agreement. The administration agreement provides the Administrator with a fee at the annual rate of 0.15% of the Fund's average weekly total net assets of common and preferred shareholders up to $900 million, 0.10% of such assets between $900 million and $1,750 million and 0.07% of such assets in excess of $1,750 million. During the six months ended April 30, 2003, the Administrator remitted $120,000 to the Investment Manager for certain compliance related administrative services provided.

Under terms of an Investor Relations Services Agreement, Aberdeen Fund Managers, Inc. ('Aberdeen'), an affiliate of the Fund's Investment Manager and Investment Advisor, serves as the Fund's investor relations services provider. This agreement provides Aberdeen with a monthly retainer fee of $10,000 plus out-of-pocket expenses. During the six months ended April 30, 2003, the Fund incurred fees of approximately $60,000 for the services of Aberdeen. As of April 30, 2003, $10,000 of this amount was due to Aberdeen. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Note 3. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 aggregated $213,652,003 and $241,321,361, respectively.

The Fund entered into two interest rate and foreign currency swaps on February 16, 1999. Under the terms of the first swap, the Fund receives interest at a rate of 11.50% based on a notional amount of KRW5,124,367,250 and pays interest at a rate of 3.70% based on a notional amount of JPY500,000,000. Net receipts or payments of such amounts are exchanged semi-annually. At April 30, 2003 the unrealized appreciation on this currency swap was $407,784. The swap is scheduled to terminate on April 26, 2006.

On September 16, 2002, the Fund entered into a two-year interest rate swap agreement in order to hedge one-third of the Fund's outstanding issues of AMPS. Under the original
                                      Aberdeen Asia-Pacific Income Fund, Inc. 33
terms of the agreement, the Fund received a floating rate of interest (one-month USD-LIBOR BBA rate) based on a notional amount of $200,000,000 and paid interest at a fixed rate of 2.46%. The fixed rate interest payment has been periodically repriced and the most recent repricing occurred on February 18, 2003 at a new fixed rate of 1.37%. Net receipts of payments of such amounts are exchanged every 28 days. At April 30, 2003 the unrealized depreciation of interest rate swaps was $36,529. The swap is scheduled to terminate on September 18, 2004.
Net interest income of $204,742 on interest rate and currency swaps earned during the year is included in interest income in the Statement of Operations.

At April 30, 2003 the Fund had outstanding forward currency contracts to buy and sell foreign currency against United States dollars as follows:

                                           Value at
           Foreign Currency               Settlement        Current      Appreciation
          Purchase Contract              Date Payable        Value      (Depreciation)
--------------------------------------  ---------------   -----------   --------------
Indian Rupee
  settlement date 5/6/03                  $17,298,000     $17,601,094     $  303,094
Philippine Peso
  settlement date 5/23/03                   9,369,000       9,673,170        304,170
  settlement date 7/25/03                  10,572,000      10,730,974        158,974
South Korean Won
  settlement date 5/13/03                   7,720,000       7,740,707         20,707
  settlement date 5/13/03                   9,000,000       9,180,226        180,226
  settlement date 7/15/03                   9,500,000       9,573,628         73,628
  settlement date 7/15/03                   9,700,000       9,663,303        (36,697)
                                        ---------------   -----------   --------------
                                          $73,159,000     $74,163,102     $1,004,102
                                        ---------------   -----------   --------------
                                        ---------------   -----------   --------------

34 Aberdeen Asia-Pacific Income Fund, Inc.

During the period ended April 30, 2003, the Fund entered into financial futures contracts. Details of open contracts at April 30, 2003 are as follows:

                                              Value at        Value at         Unrealized
Number of                     Expiration      April 30,         Trade         Appreciation/
Contracts         Type           Date           2003            Date         (Depreciation)
---------     ------------    -----------    -----------     -----------     ---------------
              Short
              Positions:
              3yr
              Australian
              Treasury
 500          Bonds             Jun. 03      $32,358,771     $32,443,283        $  84,512
              10yr U.S.
              Treasury
 350          Notes             Jun. 03       40,293,750      39,873,625         (420,125)
              Long
              Positions:
              10yr
              Australian
              Treasury
  49          Bonds             Jun. 03        3,231,310       3,209,315           21,995
                                                                             ---------------
                                                                                $(313,618)
                                                                             ---------------
                                                                             ---------------

Note 4. Tax Information
The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of April 30, 2003 were as follows:

                                                         Net
  Tax Basis                                           Unrealized
of Investments     Appreciation     Depreciation     Appreciation
--------------     ------------     ------------     ------------
$2,006,906,568     $78,861,372      $31,164,890      $47,696,482

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, differing tax treatment for foreign currencies, loss deferrals and recognition of discount and of premium amortization.

The Fund estimates that distributions for the fiscal year commencing November 1, 2002, including the distribution paid on June 13, 2003, are comprised of 70% net investment income and 30% return of paid-in capital.

Note 5. Common Stock
There are 400 million shares of common stock authorized. At April 30, 2003, there were 264,654,000 common shares issued and outstanding.
                                      Aberdeen Asia-Pacific Income Fund, Inc. 35

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12 month period if and when the discount to net asset value is at least 10%. The number of shares repurchased and cancelled under this program for the six month period ended April 30, 2003 and the year ended October 31, 2002 were 0 and 2,127,600, respectively.

On October 8, 2002, the Fund filed a registration statement with the Securities and Exchange Commission in connection with a proposed transferable rights offering to common shareholders. On January 10, 2003 the Fund announced that it would not proceed with the proposed rights offering, based upon the determination of the Rights Offering Committee of the Board of Directors that market conditions were unfavorable for the commencement of the rights offering and that favorable market conditions were not anticipated to develop in the near term. Expenses incurred in connection with the proposed rights offering are included in the Statement of Operations.

Note 6. Preferred Stock
The Preferred Stock shareholders have rights as determined by the Board of Directors. The 24,000 shares of Auction Market Preferred Stock ('Preferred Stock') outstanding consist of nine series as follows: Series A--3,000 shares, Series B--3,000 shares, Series C--2,000 shares, Series D--4,000 shares, Series E--2,000 shares, Series F--2,000 shares, Series G--3,000 shares, Series H--2,500 shares and Series I--2,500 shares.

Dividends on each series of Preferred Stock are cumulative at a rate established at the initial public offering and are typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 1.2% to 2.1% during the six months ended April 30, 2003. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at liquidation value plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at liquidation value plus any accumulated but unpaid dividends if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Charter are not satisfied.
36 Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Fund's directors.

Note 7. Subsequent Events
On May 12, 2003 and June 16, 2003, the Board of Directors declared a monthly distribution of 3.5 cents per share payable on June 13, 2003 and July 11, 2003 to all shareholders of record as of May 30, 2003 and June 30, 2003, respectively (ex-dividend dates May 28, 2003 and June 26, 2003, respectively).

Subsequent to April 30, 2003, dividends and distributions declared and paid on Preferred Stock totaled approximately $999,545 for the nine outstanding preferred share series in the aggregate through June 13, 2003.
                                      Aberdeen Asia-Pacific Income Fund, Inc. 37

Financial Highlights (unaudited)

                                                                           Six Months
                                                                             Ended
                                                                         April 30, 2003
                                                                       ------------------
PER SHARE OPERATING PERFORMANCE*:
Net asset value per common share, beginning of period...............       $     5.06
                                                                             --------
Net investment income...............................................              .20
Net realized and unrealized gain (loss) on investments and foreign
  currencies........................................................              .61
                                                                             --------
 Total from investment operations...................................              .81
                                                                             --------
Dividends from net investment income to preferred shareholders......             (.02)
Dividends from net investment income to common shareholders.........             (.21)
Tax return of capital distribution..................................               --
Distributions from net capital and currency gains to preferred
  shareholders......................................................               --
Distributions from net capital and currency gains to common
  shareholders......................................................               --
                                                                             --------
 Total dividends and distributions..................................             (.23)
                                                                             --------
Capital reduction with respect to issuance of shares................               --
Increase resulting from Fund share repurchase.......................               --
                                                                             --------
Net asset value per common share, end of period.....................       $     5.64
                                                                             --------
                                                                             --------
Market price per common share, end of period........................       $     5.14
                                                                             --------
                                                                             --------
TOTAL INVESTMENT RETURN BASED OND:
Market value........................................................            26.23%
Net asset value.....................................................            16.34%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS/SUPPLEMENTAL DATAPound:
ExpensesDD..........................................................             1.48%
Net investment income available to common shareholders..............             6.90%
Portfolio turnover rate.............................................               11%
Net assets of common shareholders, end of period (000 omitted)......       $1,491,409
Average net assets of common shareholders (000 omitted).............       $1,412,781
Senior securities (preferred stock) outstanding (000 omitted).......       $  600,000
Asset coverage of preferred stock at period-end.....................              346%

------------------------------
    * Calculated based upon average shares outstanding during the year.
    D Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   DD Includes expenses of both preferred and common stock.
Pound Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the common and preferred shares relative to the average net assets of common shareholders.
      Expense ratios relative to the average net assets of common and preferred shareholders are 1.05%,
      1.03%, 1.03%, .98%, .95% and .95%, respectively. Ratios to average net assets of net investment income before preferred stock dividends are 7.56%, 8.18%, 10.76%, 10.52%, 9.79% and 10.72%,
      respectively. Ratios to average net assets of preferred stock dividends are .65%, .97%, 2.28%,
      2.30%, 1.45% and 2.21%, respectively.
PoundPound Less than $0.005 per share.
PoundPoundPound Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting
      Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05 and increase net realized and unrealized gain (loss) per share by $0.05 and decrease the ratio of net investment income from 8.31% to 7.21%. Per share amounts and ratios for the years ended prior to October 31, 2002 have not been restated to reflect this change in presentation.

38 Aberdeen Asia-Pacific Income Fund, Inc.    See Notes to Financial Statements.

Financial Highlights (unaudited) (concluded)

                           Year Ended October 31,
----------------------------------------------------------------------------
2002PoundPoundPound    2001      2000           1999           1998
----------     ----------     ----------     ----------     ----------
$     4.65     $     4.78     $     6.20     $     7.33     $     8.85
----------     ----------     ----------     ----------     ----------
       .40            .53            .60            .67            .82
       .50           (.01)         (1.28)          (.35)         (1.45)
----------     ----------     ----------     ----------     ----------
       .90            .52           (.68)           .32           (.63)
----------     ----------     ----------     ----------     ----------
      (.05)          (.11)          (.13)          (.10)          (.17)
      (.16)          (.22)          (.39)          (.63)          (.51)
      (.28)          (.32)          (.21)            --             --
        --             --           (.01)          (.02)            --
        --             --             --           (.09)          (.21)
----------     ----------     ----------     ----------     ----------
      (.49)          (.65)          (.74)          (.84)          (.89)
----------     ----------     ----------     ----------     ----------
        --             --             --           (.61)            --
        --    dPound         --    dPound         --         --         --
----------     ----------     ----------     ----------     ----------
$     5.06     $     4.65     $     4.78     $     6.20     $     7.33
----------     ----------     ----------     ----------     ----------
----------     ----------     ----------     ----------     ----------
$     4.25     $     4.02     $     3.86     $     6.00     $    5.625
----------     ----------     ----------     ----------     ----------
----------     ----------     ----------     ----------     ----------
     17.01%         18.74%        (26.73)%        20.96%        (23.19)%
     19.65%         10.91%        (12.19)%        (5.15)%        (8.10)%
      1.51%          1.51%          1.36%          1.26%          1.47%
      7.21%          8.48%          8.22%          8.34%          8.51%
        36%            47%            64%            89%            61%
$1,339,871     $1,241,841     $1,279,346     $1,657,365     $1,428,142
$1,280,112     $1,299,044     $1,530,638     $1,775,894     $1,485,690
$  600,000     $  600,000     $  600,000     $  600,000     $  600,000
       326%           308%           316%           376%           338%

 NOTE: Contained above is operating performance for a share of common stock outstanding, total investment return, ratios to average net assets of common shareholders and other supplemental data for each of the years indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Fund's common shares.

See Notes to Financial Statements.    Aberdeen Asia-Pacific Income Fund, Inc. 39

Supplemental Proxy Information (unaudited)

The Annual Meeting of Shareholders of Aberdeen Asia-Pacific Income Fund, Inc. was held on April 15, 2003 at the offices of Prudential Financial, Inc., 751 Broad Street, Newark, New Jersey. The meeting was held for the following purposes:

           Election of four Directors to serve as Class III Directors for a three-year
(1)        term expiring in 2006:
           - David L. Elsum
           - Martin J. Gilbert
           - Peter J. O'Connell
           - William J. Potter
           Election of two directors to represent the interests of the holders of
(2)        preferred stock for the ensuing year:
           - Dr. Anton E. Schrafl
           - John T. Sheehy
           Directors whose term of office continued beyond this meeting are as follows:
           Anthony E. Aaronson, Beverly Hendry, Howard A. Knight (since deceased), P.
           Gerald Malone, Neville J. Miles, Peter D. Sacks and Brian M. Sherman.
(3)        Amendment and Restatement of the Fund's charter.
On April 15, 2003, votes were taken with respect to Proposals 1 and 2, regarding the election of directors. However, the Annual Meeting was adjourned to May 6, 2003 to permit the further solicitation of proxies with respect to Proposal 3. At the reconvened meeting on May 6, 2003, votes were taken with respect to Proposal 3.

The results of the voting on the above matters were as follows:

(1)        Election of Class III Directors:
                 Director             Votes For        Votes Withheld
           ---------------------    --------------     --------------
           David L. Elsum             234,283,667         9,325,112
           Martin J. Gilbert          234,278,198         9,330,581
           Peter J. O'Connell         234,259,707         9,349,072
           William J. Potter          234,316,210         9,292,569
(2)        Election of Preferred Directors:

                 Director             Votes For        Votes Withheld
           ---------------------    --------------     --------------
           Dr. Anton E. Schrafl            22,868               135
           John T. Sheehy                  22,868               135
(3)        Amendment and Restatement of Fund's Charter:

                                                                            Broker
                 Votes For          Votes Withheld     Votes Against      Non-Votes
           ---------------------    --------------     --------------     ----------
                133,412,363             8,241,829        13,712,972       88,241,615

40 Aberdeen Asia-Pacific Income Fund, Inc.

Directors                         Officers

Martin J. Gilbert, Chairman       Hugh Young, President
Anthony E. Aaronson               James Blair, Vice President
David L. Elsum                    Christian Pittard, Treasurer and
Beverley Hendry                     Assistant Secretary
P. Gerald Malone                  Roy M. Randall, Secretary
Neville J. Miles                  Timothy Sullivan, Assistant Treasurer
Peter J. O'Connell                Simon Bignell, Assistant Treasurer
William J. Potter                 Jack R. Benintende, Assistant Treasurer
Peter D. Sacks                    Sander M. Bieber, Assistant Secretary
Anton E. Schrafl
John T. Sheehy
Brian M. Sherman

The accompanying Financial Statement as of April 30, 2003 were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

                                 Aberdeen Asia-Pacific Income Fund, Inc. 41

Corporate Information

Investment Manager             Aberdeen Asset Managers (C.I.) Limited
                               P.O. Box 578, 17 Bond Street
                               St. Helier, Jersey JE45XB Channel Islands

Investment Adviser             Aberdeen Asset Management Limited
                               Level 6, 201 Kent Street
                               Sydney, NSW 2000, Australia

Administrator                  Prudential Investments LLC
                               Gateway Center Three
                               100 Mulberry Street
                               Newark, NJ 07102-4077

Custodian                      State Street Bank and Trust Company
                               One Heritage Drive
                               North Quincy, MA 02171

Transfer Agent                 EquiServe Trust Company, N.A.
                               P.O. Box 43011
                               Providence, RI 02940-3011

Auction Agent                  Deutsche Bank Trust Company Americas
                               Four Albany Street
                               New York, NY 10006

Independent Auditors           PricewaterhouseCoopers LLP
                               1177 Avenue of the Americas
                               New York, NY 10036

Legal Counsel                  Dechert LLP
                               1775 I Street, N.W.
                               Washington, DC 20006

                               The Seidler Law Firm
                               Level 40, Chifley Tower
                               Two Chifley Square
                               Sydney, NSW 2000, Australia

Investor Relations             Aberdeen Asset Management
                               45 Broadway, 31st Floor
                               New York, NY 10006
                               1-800-522-5465 or 1-212-968-8800
                               or e-mail us at:
                               InvestorRelations@aberdeen-asset.com

                                   (LOGO)
                                  Aberdeen
                               ASSET MANAGERS

                  Aberdeen Asset Managers (C.I.) Limited

       The common shares of Aberdeen Asia-Pacific Income Fund, Inc.
    are traded on the American Stock Exchange and on the Pacific Stock Exchange under the symbol "FAX". Information about the Fund's net asset value and market price is published weekly in Barron's and in the Monday edition of The Wall Street Journal.

  This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Asia-Pacific Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a) Code of Ethics -- Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:  /s/ Hugh Young
     -------------------
     Hugh Young,
     President of
     Aberdeen Asia-Pacific Income Fund, Inc.

Date: July 1, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Young
     ---------------------
     Hugh Young,
     President of
     Aberdeen Asia-Pacific Income Fund, Inc.

Date: July 1, 2003

By:  /s/ Christian Pittard
     ------------------------
     Christian Pittard,
     Treasurer of
     Aberdeen Asia-Pacific Income Fund, Inc.

Date: July 1, 2003

     Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.